Net Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share

The following is a reconciliation of the basic and diluted earnings per share computation:

	For the Years Ended March 31,
	2025	2024	2023
Net income (loss) attributable to controlling interest	$10,194,467	$(4,234,228)	$(21,138,525)
Weighted average shares used in basic computation	5,543,118	1,444,263	509,828
Diluted effect of stock options and warrants
Weighted average shares used in diluted computation	5,543,118	1,444,263	509,828
Loss per share - Basic:
Net loss before noncontrolling interest	$1.84	$(2.93)	$(41.46)
Add: Net loss attributable to noncontrolling interest	$-	$-	$-
Net loss attributable to controlling interest	$1.84	$(2.93)	$(41.46)
Loss per share - Diluted:
Net income before noncontrolling interest	$1.84	$(2.93)	$(41.46)
Add: Net loss attributable to noncontrolling interest	$-	$-	$-
Net loss attributable to controlling interest	$1.84	$(2.93)	$(41.46)